COMMITMENTS - Additional information (Details)					3 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($) $ / shares shares	Jan. 18, 2023 USD ($) shares	Oct. 06, 2022 USD ($) instrument $ / shares shares	Nov. 03, 2021 shares	Mar. 31, 2023 USD ($) $ / shares D shares	Dec. 31, 2022 USD ($) $ / shares D shares
COMMITMENTS AND CONTINGENCIES
Exercise price of warrants | $ / shares	$ 11.50				$ 11.50	$ 11.50
Number of shares for each warrant | shares	1				1	1
Interest expense					$ 133,138	$ 125,980
Amount of proceeds received						800,000
Amount of direct cost attributable to the financing						$ 61,800
Warrants and Rights Outstanding, Term	5 years				5 years	5 years
Pipe Forward Contract Derivative	$ 1,334,616				$ 1,334,616	$ 170,666
Bridge Warrants
COMMITMENTS AND CONTINGENCIES
Warrants outstanding			$ 8,552
Net of offering cost			$ 613
Bridge Securities Purchase Agreement
COMMITMENTS AND CONTINGENCIES
Number of shares issued | shares			30,000
Warrants outstanding			$ 284,424
Net of offering cost			$ 20,376
Percentage of unpaid principal payable on closing of PIPE financing			110.00%
Amortizable Discount			$ 443,665
Amount of financing costs			$ 40,811
Bridge Securities Purchase Agreement | Bridge Warrants
COMMITMENTS AND CONTINGENCIES
Exercise price of warrants | $ / shares			$ 11.50
Number of warrants in a unit | shares			173,913
Number of shares for each warrant | shares			1
Relative value attributed to the Bridge Shares			$ 304,800
Originally issued discount.			88,889
Relative value attributed to the Bridge Warrants			$ 9,165
Warrants and Rights Outstanding, Term			5 years
Bridge Notes | Bridge Securities Purchase Agreement
COMMITMENTS AND CONTINGENCIES
Number of instruments for which relative fair value basis used | instrument			3
Fair value of PIPE Forward Contract			$ 278,404
Aggregate principal amount			$ 2,222,222
Interest rate (in percent)			10.00%
Percentage of guaranteed purchase commitment			10.00%
Amount net of unamortized debt discount	425,939				425,939	292,800
Amortized debt discount					110,916	104,953
Accrued interest	22,222				22,222	21,027
Interest expense					$ 133,138	$ 125,980
Principal due			$ 610,485
Amount of proceeds received			738,200
Amount of direct cost attributable to the financing			61,800
Aggregate principal amount			2,222,222
Amount allocated			$ 888,889
Bridge Notes | Bridge Securities Purchase Agreement | Bridge Warrants
COMMITMENTS AND CONTINGENCIES
Percentage of issue discount on loan			10.00%
VSee and iDoc
COMMITMENTS AND CONTINGENCIES
Percentage of common stock issued as consideration			100.00%		100.00%	100.00%
Equity value of acquiree	110,000,000				$ 110,000,000	$ 110,000,000
Business Combination Agreement
COMMITMENTS AND CONTINGENCIES
Minimum net tangible assets upon closing	5,000,001				$ 5,000,001	$ 5,000,001
Business Combination Agreement | Vsee Health Incentive Plan
COMMITMENTS AND CONTINGENCIES
Percentage of shares reserved for issuance					15.00%	15.00%
Business Combination Agreement | iDoc
COMMITMENTS AND CONTINGENCIES
Percentage of common stock issued as consideration					100.00%	100.00%
Numerator for calculation of closing consideration	$ 49,500,000				$ 49,500,000	$ 49,500,000
Business Combination Agreement | Vsee
COMMITMENTS AND CONTINGENCIES
Exercise price of stock options | $ / shares	10				10	10
Numerator for calculation of closing consideration	$ 60,500,000				$ 60,500,000	$ 60,500,000
Closing consideration, multiplication factor for calculation of amount of stock option exercisable | $ / shares					$ 10	$ 10
PIPE Securities Purchase Agreement | PIPE Investors
COMMITMENTS AND CONTINGENCIES
Exercise price of warrants | $ / shares	$ 12.50				12.50	12.50
Conversion price of convertible notes | $ / shares	$ 10.00				$ 10.00	$ 10.00
Minimum aggregate purchase price of additional offering	$ 10,000,000				$ 10,000,000	$ 10,000,000
Minimum gross proceeds of Notes to be paid in cash for consummation of subsequent placements	$ 5,000,000				$ 5,000,000	$ 5,000,000
Percentage of additional offering securities in additional offerings					100.00%	100.00%
Percentage of offered securities in subsequent placements					25.00%	25.00%
Lock-up period (in months)					8 months	8 months
Stock price trigger | $ / shares					$ 12.50	$ 12.50
Agreement number of consecutive trading days | D					20	20
Warrants and Rights Outstanding, Term	5 years				5 years	5 years
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 10.00				$ 10.00	$ 10.00
PIPE Registration Rights Agreement
COMMITMENTS AND CONTINGENCIES
Minimum percentage of shares issuable upon conversion of PIPE shares and warrants	200.00%				200.00%	200.00%
Threshold number of days to file a registration statement					30 days	30 days
Threshold days for registration statement to be effective					90 days	90 days
Threshold days for registration statement to be effective if undergone review					120 days	120 days
Backstop Agreement
COMMITMENTS AND CONTINGENCIES
Aggregate purchase price	$ 15,000,000
Backstop Agreement | Maximum
COMMITMENTS AND CONTINGENCIES
Number of warrants to purchase shares issued | shares		106,000
Additional PIPE financing	7,000,000
Aggregate purchase price		$ 2,000,000
Vsee Common Stock | Business Combination Agreement | Vsee
COMMITMENTS AND CONTINGENCIES
Percentage of common stock issued as consideration					100.00%	100.00%
Series A Preferred Stock | PIPE Securities Purchase Agreement
COMMITMENTS AND CONTINGENCIES
Aggregate purchase price					$ 8,000,000	$ 8,000,000
Maximum number of shares issuable | shares				15,000	15,000
Pipe Forward Contract Derivative	$ 1,334,616				$ 1,334,616
Number of warrants to purchase shares issued | shares	424,000				424,000	424,000
Series A Preferred Stock | PIPE Securities Purchase Agreement | PIPE Investors
COMMITMENTS AND CONTINGENCIES
Number of shares issued | shares					8,000	8,000
Series A Preferred Stock | Backstop Agreement
COMMITMENTS AND CONTINGENCIES
Number of preferred stock converted to into common stock | shares		234,260
Number of Shares to be Issued | shares	7,000
Series A Preferred Stock | Backstop Agreement | Maximum
COMMITMENTS AND CONTINGENCIES
Number of Shares to be Issued | shares	2,000	2,000
Series B Preferred Stock | Securities Purchase Agreement
COMMITMENTS AND CONTINGENCIES
Number of shares issued | shares					4,370	4,370
Deferred underwriting fee considered for purchase price of shares	$ 4,370,000				$ 4,370,000	$ 4,370,000